Document and Entity Information	May 16, 2025
Prospectus:
Entity Central Index Key	0001633061
Document Type	497
Entity Registrant Name	Amplify ETF Trust
Document Effective Date	May 16, 2025
Prospectus Date	May 16, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Apr. 25, 2025
Document Creation Date	May 13, 2025
Amplify Bitcoin 2% Monthly Option Income ETF | Amplify Bitcoin 2% Monthly Option Income ETF
Prospectus:
Trading Symbol	BITY